August 1, 2002                                               Institutional Class



                         CHARTWELL LARGE CAP VALUE FUND
                         CHARTWELL SMALL CAP VALUE FUND
                     Each a series of Advisors Series Trust
                                  Supplement to
                       Prospectus Dated December 31, 2001
--------------------------------------------------------------------------------


Please note the following changes to the Chartwell Large Cap Value Fund and Chartwell Small Cap Value Fund's investment policies on page 3 of the
Prospectus:


Principal Investment Strategies

Under normal market conditions, each Fund will invest at least 80% of its total assets in large cap and small cap stocks, respectively.




               Please retain this Supplement with the Prospectus.
            The date of this Prospectus Supplement is August 1, 2002


August 1, 2002                                                     Advisor Class



                         CHARTWELL LARGE CAP VALUE FUND
                         CHARTWELL SMALL CAP VALUE FUND
                     Each a series of Advisors Series Trust
                                  Supplement to
                       Prospectus Dated September 24, 2001
--------------------------------------------------------------------------------


Please note the following changes to the Chartwell Large Cap Value Fund and Chartwell Small Cap Value Fund's investment policies on page 3 of the
Prospectus:


Principal Investment Strategies

Under normal market conditions, each Fund will invest at least 80% of its total assets in large cap and small cap stocks, respectively.



               Please retain this Supplement with the Prospectus.
            The date of this Prospectus Supplement is August 1, 2002



August 1, 2002                                   Institutional and Advisor Class


                         CHARTWELL LARGE CAP VALUE FUND
                         CHARTWELL SMALL CAP VALUE FUND
                     Each a series of Advisors Series Trust
                                  Supplement to
           Statement of Additional Information Dated December 31, 2001
                          (as amended January 25, 2002)
--------------------------------------------------------------------------------




Please note the following addition to the Chartwell Large Cap Value Fund and Chartwell Small Cap Value Fund's investment policies on page B-14 of the Statement of Additional Information ("SAI"):


[A Fund May Not]

(11) Make any change in a Fund's investment policy of investing at least 80% of its net assets in the investment suggested by such Fund's name without first providing its shareholders with at least 60 days' prior notice.



                   Please retain this Supplement with the SAI.
                The date of this SAI Supplement is August 1, 2002